SUBSEQUENT EVENTS (Details Narrative)		1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 04, 2025 USD ($) integer	Jan. 17, 2025 USD ($) integer	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) integer	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 11, 2024 shares
Trading days | integer					10
Initial consideration obtained			$ 1,113,059	$ 279,400	$ 332,150	$ 28,000	$ 101,241
Less: Unamortized debt discount			$ 437,738		$ 126,839	$ 18,070	$ 0
Convertible Promissory Note [Member]
Convertible notes payable	$ 50,000	$ 37,500
Debt interest rate	10.00%	10.00%
Debt, conversion ratio	55.00%	75.00%
Trading days | integer	20	10
Initial consideration obtained	$ 48,000	$ 37,500
Original issue discount percentage	10.00%
Less: Unamortized debt discount	$ 5,333
Initial Convertible Promissory Note [Member]
Convertible notes payable	$ 53,333
Board Of Directors [Member]
CommonStock shares subject to restriction | shares								5,000.000